UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                -----------------

Check here if Amendment /X/; Amendment Number:  1
      This Amendment (Check only one):         /X/  is a restatement.
                                               / /  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Warren G. Lichtenstein
Address:         c/o Steel Partners II, L.P.
                 590 Madison Avenue, 32nd Floor
                 New York, New York 10022


Form 13F File Number: 28-10766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Warren G. Lichtenstein
Title:            N/A
Phone:            212-758-3232

Signature, Place, and Date of Signing:

                  /s/ Warren G. Lichtenstein, Aspen, CO, March 1, 2004

THE FORM 13F-NT FILED BY WARREN LICHTENSTEIN WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 17, 2004 WAS INADVERTENTLY FILED UNDER THE CIK NO. ASSIGNED TO STEEL PARTNERS II, L.P., THE OTHER REPORTING MANAGER REPORTING FOR MR. LICHTENSTEIN. THE FORM 13F-NT WAS SUBSEQUENTLY FILED UNDER THE CORRECT CIK NO. ASSIGNED TO MR. LICHTENSTEIN.

Report Type (Check only one):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


           Form 13F File Number                  Name

           28-10730                              Steel Partners II, L.P.